Accumulated other comprehensive (loss)/income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Accumulated other comprehensive (loss)/income
Balance at beginning of the year	¥ 75,114,547		¥ 60,175,888	¥ 24,646,866
Balance at end of the year	117,770,911	$ 17,075,177	75,114,547	60,175,888
Cumulative effect of change in accounting principle
Accumulated other comprehensive (loss)/income
Balance at beginning of the year	(2,316,324)
Balance at end of the year			(2,316,324)
Balance
Accumulated other comprehensive (loss)/income
Balance at beginning of the year	72,798,223
Balance at end of the year			72,798,223
Accumulated other comprehensive income
Accumulated other comprehensive (loss)/income
Balance at beginning of the year	(2,519,900)		(1,047,728)	1,448,230
Other comprehensive loss	5,842,138		(1,472,172)	(2,495,958)
Balance at end of the year	3,322,238	481,679	(2,519,900)	(1,047,728)
Accumulated other comprehensive income | Cumulative effect of change in accounting principle
Accumulated other comprehensive (loss)/income
Balance at beginning of the year	136,096
Balance at end of the year			136,096
Accumulated other comprehensive income | Balance
Accumulated other comprehensive (loss)/income
Balance at beginning of the year	(2,383,804)
Balance at end of the year			(2,383,804)
Foreign currency translation difference
Accumulated other comprehensive (loss)/income
Balance at beginning of the year	(2,519,900)		(1,047,728)	1,448,230
Other comprehensive loss	5,724,208		(1,472,172)	(2,495,958)
Balance at end of the year	3,340,404	484,313	(2,519,900)	¥ (1,047,728)
Foreign currency translation difference | Cumulative effect of change in accounting principle
Accumulated other comprehensive (loss)/income
Balance at beginning of the year	136,096
Balance at end of the year			136,096
Foreign currency translation difference | Balance
Accumulated other comprehensive (loss)/income
Balance at beginning of the year	(2,383,804)
Balance at end of the year			¥ (2,383,804)
Net change in unrealized losses on available-for- sale debt securities
Accumulated other comprehensive (loss)/income
Other comprehensive loss	(18,166)
Balance at end of the year	¥ (18,166)	$ (2,634)